Stockholders’ Permanent and Temporary Equity	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Equity [Abstract]
Stockholders’ Permanent and Temporary Equity

Note 9 – Stockholders’ Permanent and Temporary Equity

Common Stock

On June 5, 2023, the Company issued 3,044,152 shares of common stock valued at $1.2 million to certain investors in a private placement (including to certain members of the Company’s sponsor) in exchange for increasing the duration of their lockup period until July 31, 2023 with respect to an aggregate of 1,977,749 shares of common stock underlying all securities of the Company held by such investors. The $1,156,778 fair value of the common stock issued was recorded in general and administrative expense in the Statement of Operations during the nine-months ended September 30, 2023.

During the nine months ended September 30, 2023, the Company entered into investor marketing agreements with two vendors in which the Company issued an aggregate of 510,000 shares of common stock and cash in exchange for marketing services. The $605,200 fair value of the common stock was established as a prepaid expense and the Company is recognizing the expense over the terms of the contracts.

Equity Offerings

On April 28, 2023, the Company completed an offering of 11,015,500 shares of common stock and warrants to purchase 11,015,500 shares of common stock for gross proceeds of $11.0 million (the “Registered Offering”). Each share of common stock was sold together with a five-year warrant to purchase one share of common stock at an exercise price of $1.00 per share, which was exercisable upon issuance. The Company determined that the warrant should be equity-classified, primarily because it is indexed to the Company’s own stock and it met the requirements for equity classification. Accordingly, because both the common stock and the warrant are equity-classified, it wasn’t necessary to allocate the proceeds or the issuance costs to the respective securities. Total issuance costs were $1,184,482 including $440,620 of placement fees, $455,332 of legal fees, $259,774 of accounting and professional service costs related to the offering, and $28,756 of other costs.

On July 26, 2023, the Company completed a public offering of 3,256,060 shares of common stock, pre-funded warrants (the “Pre-Funded Warrants”) to purchase 9,471,213 shares of common stock and common warrants (the “July 2023 Warrants”) to purchase 12,727,273 shares of common stock at a combined public offering price of $0.165 per share which resulted in gross proceeds of $2.1 million (the “July 2023 Offering”). The Pre-Funded Warrants are exercisable immediately, may be exercised at any time until all Pre-Funded Warrants are exercised in full, and have an exercise price of $0.0001 per share. The July 2023 Warrants are exercisable immediately for a term of five years and have an exercise price of $0.165 per share. The Company determined that both warrants should be equity-classified, primarily because they are indexed to the Company’s own stock and they met the requirements for equity classification. Accordingly, because the common stock and both warrants are equity-classified, it wasn’t necessary to allocate the proceeds or the issuance costs to the respective securities. Total issuance costs were $523,115 including $125,943 of placement fees, $236,091 of legal fees, $87,037 of accounting and professional service costs related to the offering, $26,744 of other costs, and $47,300 incremental fair value of the modified warrants as compared to the original warrants (see Stock Warrants below).

Redemptions of Series A Preferred Stock

On or about April 28, 2023, cash proceeds from the Registered Offering in the amount of $10.5 million were used to redeem 8,400 shares of Series A Preferred Stock. The loss on the extinguishment of preferred stock is accounted for in a manner similar to the treatment of dividends paid on preferred stock. The loss on extinguishment is calculated as the difference between (a) the fair value of the negotiated $10.5 million of cash transferred to the holders of the Series A Preferred Stock (which also settled the Company’s obligation to make premium and Effectiveness Failure payments), and (b) the $3.8 million net carrying amount of the Series A Preferred Stock. Accordingly, the redemption resulted in the recognition of a $6.7 million deemed dividend for the purposes of calculating the Company’s loss per common share. Because the Company has an accumulated deficit, both the debit and the credit associated with the dividend are to additional paid-in-capital, so there is no balance sheet effect.

On August 3, 2023, the Company entered into a redemption agreement and release with an investor which resulted in the Company, on August 4, 2023, redeeming 150 of the 200 remaining shares of Series A Convertible Preferred Stock and warrants to purchase 86,250 shares of common stock at an exercise price of $2.00 per share for a cash payment of $230,000. The Company recognized an $84,315 deemed dividend during the three months ended September 30, 2023, as a result of the extinguishment accounting associated with the redemption.

Triggering of Down Round Provisions

As a result of the Registered Offering, (a) the exercise price of the Series A Warrants to purchase 863,500 shares of common stock at an exercise price of $11.50 per share that were issued to participants in the original PIPE financing had the exercise price reset to its floor price of $2.00 per share, while becoming exercisable for 4,965,125 shares of common stock (which resulted in the recognition of a $1.4 million deemed dividend); (b) the remaining 235 shares of Series A Preferred Stock had their $10.00 original conversion price reset to the floor conversion price of $2.00 per share of common stock (which resulted in the recognition of a $37,000 deemed dividend); and (c) the $10.00 original conversion price of the 5,062 shares of Series B Preferred Stock issued in connection with the Business Combination reset to its floor price of $7.00 per share of common stock (which resulted in the recognition of a $0.1 million deemed dividend).

Conversion of Series A Preferred Stock

Following the triggering of the down round provision, the holders of 35 shares of Series A Preferred Stock converted into 17,500 shares of common stock at the new conversion price of $2.00 per share.

Temporary Equity

See Note 8 – “Commitments and Contingencies” for discussion of the movement of temporary equity to permanent equity on March 29, 2023.

Stock-Based Compensation

For the three months ended September 30, 2023, the Successor recorded stock-based compensation expense of $243,045 (of which, ($38,224) was included in research and development and $281,269 was included in general and administrative expense) related to options issued to employees and consultants. For the three months ended September 30, 2022, the Predecessor recorded stock-based compensation expense of $494,022 (of which $67,608 was included in research and development and $426,414 was included in general and administrative expense) related to options issued to employees and consultants.

For the nine months ended September 30, 2023, the Successor recorded stock-based compensation expense of $896,249 (of which, $117,320 was included in research and development and $778,929 was included in general and administrative expense) related to options issued to employees and consultants. For the nine months ended September 30, 2022, the Predecessor recorded stock-based compensation expense of $3,131,708 (of which $619,363 was included in research and development and $2,512,345 was included in general and administrative expense) related to options issued to employees and consultants. As of September 30, 2023, there was $1,324,176 of unrecognized stock-based compensation expense, which the Company expects to recognize over a weighted average period of 1.7 years.

Stock Options

On January 27, 2023, the Company granted ten-year stock options to purchase 100,000 shares of Successor common stock, with an aggregate grant date value of $184,426 to its newly appointed Chief Medical Officer and Senior Vice President of Medical Affairs as inducement for entering into employment with the Company in accordance with Nasdaq Listing Rule 5635(c)(4) under the 2022 Omnibus Equity Incentive Plan (the “2022 Plan”). The stock options vest annually over three years and have an exercise price of $2.11 per share.

On March 10, 2023, the Company granted ten-year stock options to purchase 13,000 shares of Successor common stock to employees of the Company under the 2022 Plan. The stock options have an aggregate grant date value of $23,770, vest annually over three years and have an exercise price of $2.26 per share. Of the 13,000 shares, 5,000 shares were issued to the son of an executive officer of the Company.

On May 24, 2023, the Company granted ten-year stock options to purchase 1,453,107 shares of Successor common stock to employees and directors of the Company under the 2022 Plan. The stock options have an aggregate grant date value of $555,004, of which $499,660 vest annually over three years and $55,344 vest immediately, and have an exercise price of $0.44 per share.

The grant date fair value of stock options granted during the three and nine months ended September 30, 2023 and 2022 was determined using the Black Scholes method, with the following assumptions used:

	Successor	Predecessor	Successor	Predecessor
	For the Three	For the Three	For the Nine	For the Nine
	Months Ended	Months Ended	Months Ended	Months Ended
	September 30,	September 30,	September 30,	September 30,
	2023	2022	2023	2022
Fair value of common stock on date of grant	n/a	n/a	$0.44 - $2.23	$2.27 - $3.00
Risk free interest rate	n/a	n/a	3.53% - 4.27%	1.68% - 3.01%
Expected term (years)	n/a	n/a	6.00	3.53 - 6.00
Expected volatility	n/a	n/a	120% - 123%	111% - 119%
Expected dividends	n/a	n/a	0.00%	0.00%

A summary of the option activity for the nine months ended September 30, 2023 is presented below:

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Life	Intrinsic
	Options	Price	In Years	Value

Outstanding, January 1, 2023	1,993,235	$10.81
Granted	1,566,107	0.56
Exercised	-	-
Forfeited	-	-
Outstanding, September 30, 2023	3,559,342	$6.30	6.6	$-

Exercisable, September 30, 2023	1,968,166	$9.53	5.2	$-

The following table presents information related to stock options as of September 30, 2023:

Options Outstanding		Options Exercisable
		Weighted
	Outstanding	Average	Exercisable
Exercise	Number of	Remaining Life	Number of
Price	Options	In Years	Options
$0.44	1,453,107	10	150,000
$2.11	100,000	-	-
$2.26	13,000	-	-
$5.03	662,887	2.3	662,887
$11.33	12,186	8.8	12,186
$11.58	728,430	5.5	728,430
$16.36	589,732	7.7	414,663
	3,559,342	5.2	1,968,166

Stock Warrants

On July 26, 2023, in connection with the July 2023 Offering (see Equity Offerings above), the Company amended the exercise price of certain warrants to purchase 1,377,996 shares of common stock for three investors from $1.00 to $0.165 per share and the expiration date was modified from April 28, 2028 to July 28, 2028. The $47,300 incremental fair value of the modified warrants as compared to the original warrants was recognized as an additional issuance cost of the July 2023 Offering.

On August 2, August 8 and September 8, 2023, a July 2023 Offering investor exercised pre-funded warrants to purchase 9,471,213 shares of common stock at an exercise price of $0.0001 per share for total proceeds of $947.

Between September 13 and September 18, 2023, the Company initiated a limited time program, which at the election of the warrant holder, would permit them to immediately exercise their July 2023 Warrants at a reduced exercise price of $0.1357 per share and they would also be granted new 5.5 year warrants to purchase an equal number of shares of common stock at an exercise price of $0.1357 per share. The new warrants are not exercisable for the first six months. Under the program, warrants to purchase an aggregate of 7,121,213 shares of common stock were exercised on September 14, 2023 for gross proceeds of $966,400 less total issuance costs of $208,702. Issuance costs include placement agent fees of $57,980, legal costs of $16,131, and warrant modification costs of $134,591. Because the modification represented a short-term inducement, modification accounting was only performed on the warrants that were actually exercised under the program. The Company recognized the $134,591 modification date incremental value of the modified warrants and additional warrants issued as compared to the original warrants, as an issuance cost of the warrant exercise.

The issuance date fair value of stock warrants issued during the three and nine months ended September 30, 2023 and 2022 was determined using the Black Scholes method, with the following assumptions used:

	Successor	Predecessor	Successor	Predecessor
	For the Three	For the Three	For the Nine	For the Nine
	Months Ended	Months Ended	Months Ended	Months Ended
	September 30, 2023	September 30, 2022	September 30, 2023	September 30, 2022
Fair value of common stock on date of grant	$0.14 - $0.17	n/a	$0.14 - $1.00	n/a
Risk free interest rate	4.09% - 4.42%	n/a	3.51% - 4.42%	n/a
Expected term (years)	4.9 - 5.5 years	n/a	5 years	n/a
Expected volatility	121% - 123%	n/a	121% - 123%	n/a
Expected dividends	n/a	n/a	n/a	n/a

A summary of the warrant activity for the nine months ended September 30, 2023 is presented below:

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Life	Intrinsic
	Warrants	Price	In Years	Value

Outstanding, January 1, 2023	8,628,706	$10.75
Issued	40,335,199	0.39
Exercised	(16,592,426)	0.15
Forfeited	(97,785)	2.00
Repriced - Old [1]	(863,500)	11.50
Repriced - New [1]	4,965,125	2.00
Repriced - Old [2]	(1,377,996)	1.00
Repriced - New [2]	1,377,996	0.17
Repriced - Old [3]	(7,121,213)	0.17
Repriced - New [3]	7,121,213	0.14
Outstanding, September 30, 2023	36,375,319	$2.87	4.6	$-

Exercisable, September 30, 2023	29,184,304	$3.52	4.4	$-

[1]	Warrants represent the reset of the exercise price of the PIPE Warrants to purchase 863,500 shares of common stock to their floor price of $2.00 per share.

[2]	Warrants represent the reset of the exercise price of certain April 28, 2023 offering warrants to purchase 1,377,996 shares of common stock to a price of $0.165 per share.

[3]	Warrants represent the reset of the exercise price of certain July 26, 2023 offering warrants to purchase 7,121,213 shares of common stock to a price of $0.1357 per share.

The following table presents information related to stock warrants as of September 30, 2023:

Warrants Outstanding		Warrants Exercisable
	Outstanding	Weighted Average	Exercisable
Exercise	Number of	Remaining Life	Number of
Price	Warrants	In Years	Warrants
$0.14	7,121,213	n/a	-
$0.17	6,984,056	4.8	6,984,056
$1.00	9,637,504	4.6	9,637,504
$2.00	4,878,875	4.2	4,878,875
$5.03	104,704	1.3	34,901
$6.90	1,271,904	4.2	1,271,904
$11.50	6,065,562	4.2	6,065,562
$11.58	311,502	0.2	311,502
	36,375,319	4.4	29,184,304

Effectiveness Failure

In connection with the Business Combination, the Company issued 8,635 shares of Series A Convertible Preferred Stock (the “PIPE Shares”), and common stock purchase warrants (each, a “PIPE Warrant”) to purchase 863,500 shares of common stock, at a purchase price of $1,000 per share and warrant, for an aggregate purchase price of $8,635,000 (the “PIPE Investment”) pursuant to subscription agreements dated July 20, 2022 (collectively, the “PIPE Subscription Agreements”). On or about February 20, 2023, the Company failed to have the SEC declare a registration statement effective (the “Effectiveness Failure”) which covered the Private Investment in Public Equity (“PIPE”) registrable securities within the time period prescribed by the PIPE Securities Purchase Agreement (the “SPA”). The SPA entitles the PIPE investors to receive registration delay payments (“Registration Delay Payments”) equal to 1.5% of each investor’s purchase price on the date of the Effectiveness Failure and every thirty days thereafter that the Effectiveness Failure persists. Failure to make the Registration Delay Payments on a timely basis result in the accrual of interest at the rate of 2.0% per month. On April 28, 2023, the proceeds from the Registered Offering were used to redeem substantially all of the PIPE Shares. (See Redemption of Series A Preferred Stock above.) As of the filing date of this document, the Company expects to have to make additional Registration Delay Payments of approximately $6,819 in the aggregate subsequent to September 30, 2023 and prior to curing the Effectiveness Failure

Note 11 – Stockholders’ Permanent and Temporary Equity

Authorized Capital

The Predecessor was authorized to issue 75,000,000 shares of Predecessor common stock, par value of $0.00001 per share, and 5,000,000 shares of Predecessor preferred stock, par value of $0.00001 per share. The holders of the Predecessor’s common stock were entitled to one vote per share.

The Successor is authorized to issue 110,000,000 shares of Successor common stock, par value of $0.0001 per share, and 1,000,000 shares of Successor preferred stock, par value $0.0001 per share. The holders of the Successor’s common stock are entitled to one vote per share.

Equity Incentive Plans

Predecessor 2014 Equity Incentive Plan

The Predecessor was authorized to issue awards under its 2014 Equity Incentive Plan (the “2014 Plan”), as amended on October 9, 2018, February 2, 2019 and February 2, 2021. Under the 2014 Plan, 10,000,000 shares of Predecessor common stock of the Company are authorized for issuance as of December 31, 2021. The number of shares of common stock available for issuance under the 2014 Plan shall automatically increase on the first trading day of January each calendar year during the term of the 2014 Plan, beginning with calendar year 2019, by an amount equal to five percent (5%) of the total number of shares of common stock outstanding on the last trading day in December of the immediately preceding calendar year, but in no event shall any such annual increase exceed 100,000 shares of common stock. The 2014 Plan provides for the issuance of incentive stock options, non-statutory stock options, rights to purchase common stock, stock appreciation rights, restricted stock and restricted stock units to employees, directors and consultants of the Company and its affiliates. The 2014 Plan requires the exercise price of stock options to be not less than the fair value of the Company’s common stock on the date of grant. As of December 31, 2022, there were 45,652 Predecessor shares available for future issuance under the 2014 Plan.

On December 12, 2022, in connection with the consummation of the Business Combination, the Predecessor approved the amendment to the 2014 Plan (the “2014 Plan Amendment”). The 2014 Plan Amendment provides, among other things, that upon consummation of the Business Combination, no further increases in the shares of common stock reserved and available for issuance under the 2014 Plan shall occur and no new awards shall be made under the 2014 Plan.

Successor 2022 Omnibus Equity Incentive Plan

The Successor is authorized to issue awards under the 2022 Omnibus Equity Incentive Plan (the “2022 Plan”). Under the 2022 Plan, 1,089,831 shares of Successor common stock of the Successor are authorized for issuance as of December 12, 2022. The number of shares of common stock available for issuance under the 2022 Plan shall automatically increase on the first trading day of January each calendar year during the term of the 2022 Plan, beginning with calendar year 2023, by an amount equal to four percent (4%) of the total number of shares of Successor common stock outstanding on the last trading day in December of the immediately preceding calendar year. The 2022 Plan provides for the issuance of incentive stock options, non-statutory stock options, rights to purchase common stock, stock appreciation rights, restricted stock and restricted stock units to employees, directors and consultants of the Company and its affiliates. The 2022 Plan requires the exercise price of stock options to be not less than the fair value of the Company’s common stock on the date of grant. As of December 31, 2022, there were 1,089,831 Successor shares available for future issuance under the 2022 Plan.

Redeemable Common Stock

On December 13, 2020 (the “Effective Date”), in connection with the L&F Note Agreement (see Note 5 – Note Receivable for details), the Predecessor and L&F entered into an agreement to provide L&F with a put option to cause the Company to purchase up to 331,331 shares of Predecessor common stock (“Put Shares”) at a price of $1.00 per share (“Put Option”). The put option expires at the earlier of (A) the date that the L&F Note is repaid in full; or (B) the fifth (5th) anniversary of the Effective Date. The parties agreed that, in the event of an exercise by L&F, in lieu of paying L&F for the Put Shares, the Company shall reduce the amount of the receivable then owed by L&F to the Company under the L&F Note Agreement. The Put Option was sold to L&F for total consideration of $331, which was recorded within additional paid-in capital.

On December 12, 2022, the Company closed on the Business Combination (see Note 4 – Business Combination) whereby the 331,331 shares of Predecessor common stock subject to the Put Option were exchanged for 65,783 shares of Successor common stock at a price of $5.04 per share. The put option has the practical effect of making the underlying shares of common stock redeemable. As a result, they are classified as temporary equity on the face of both the Successor and Predecessor balance sheets.

See Note 13 – Subsequent Events for additional details regarding the L&F Note and the Put Option.

Predecessor Series A Preferred Stock

Predecessor Series A Preferred Stock Financings

On March 31, 2022, the Predecessor sold 133,541 shares of Series A Preferred Stock to investors at a price of $3.14 per share for net proceeds of $392,301, of which $100,000 was from related parties.

The Predecessor Series A Preferred Stock is convertible, at the option of the holder, at any time into shares of Predecessor common stock on a one-to-one basis, subject to standard antidilution adjustments. In addition, in the event of any non-exempt issuances by the Company for less than the in-force conversion price, the Predecessor Series A Preferred Stock conversion price shall be reduced on a weighted average basis. Each share of Predecessor Series A Preferred Stock shall automatically be converted into shares of Predecessor common stock at the then effective conversion price concurrently with (i) the closing of a Public Transaction or (ii) the date specified by written consent or agreement of the holders of a majority of the then outstanding shares of Predecessor Series A Preferred stock. A Public Transaction represents either (a) a firm commitment underwritten public offering; or (b) the closing of a transaction with a special purpose acquisition company (“SPAC”) listed on the Nasdaq Stock Market in which the Company would become a wholly owned subsidiary of the SPAC.

The Predecessor Series A Preferred stockholders shall vote together with the Predecessor common stockholders on an as-converted basis and dividends will only be paid on an as-converted basis when, and if paid to Predecessor common stockholders. In the event of any liquidation, dissolution or winding up of the Predecessor or upon a Deemed Liquidation Event, the Predecessor Series A Preferred stockholders will be entitled to be paid, out of the assets of the Predecessor available for distribution before any payments are made to Predecessor common stockholders, one times the original purchase price, plus declared and unpaid dividends on each share of Predecessor Series A Preferred Stock or, if greater, the amount that the Predecessor Series A Preferred Stock holders would receive on an as-converted basis. The balance of any proceeds shall be distributed pro rata to the Predecessor common stockholders. Deemed Liquidation Events include (a) a merger or consolidation in which the Predecessor or a subsidiary thereof is a constituent party which results in a change-of-control (a “Merger Event”); or (b) the sale, lease, transfer, exclusive license or other disposition of all or substantially all of the assets of the Predecessor (a “Disposition Event”).

The Predecessor Series A Preferred Stock is not mandatorily redeemable and therefore it is not subject to classification as a liability. The Predecessor determined that the Deemed Liquidation Events were within the control of the Predecessor and, therefore, the Predecessor Series A Preferred Stock should be classified as permanent equity. Specifically, Merger Events and Disposition Events require the approval of the board of directors pursuant to state law and the Predecessor preferred stockholders are unable to control the vote of the board of directors. The Predecessor determined that the embedded conversion options were clearly and closely related to the preferred stock host and, therefore, the embedded conversion options need not be bifurcated. However, if the conversion price is reset in connection with a subsequent issuance of securities, the Predecessor will need to assess the accounting for the price reset. Due to the Predecessor’s adoption of ASU 2020-06 on January 1, 2021, it wasn’t necessary to assess the embedded conversion options for a beneficial conversion feature.

On July 8, 2022, the Predecessor sold an additional 94,393 shares of Predecessor Series A Preferred Stock to investors at a price of $3.14 per share of Predecessor Series A Preferred Stock, generating $296,400 in gross proceeds. Placement agent fees of $21,200 were recorded as a reduction of additional paid-in capital.

On September 16, 2022, the Predecessor sold an additional 222,929 shares of Predecessor Series A Preferred Stock to investors at a price of $3.14 per share of Predecessor Series A Preferred Stock, generating $700,000 in gross proceeds. Placement agent fees of $16,000 were recorded as a reduction of additional paid-in-capital.

On December 6, 2022, the Predecessor sold an additional 174,776 shares of Predecessor Series A Preferred Stock to investors at a price of $3.14 per share of Predecessor Series A Preferred Stock, generating $548,805 in gross proceeds. Placement agent fees of $2,000 were recorded as a reduction of additional paid-in capital.

Amendment of Predecessor Series A Preferred Stock Designation

On May 10, 2022, the Predecessor obtained the requisite approvals to (a) amend the Predecessor Series A Preferred Stock Designation within the Predecessor’s Certificate of Incorporation to reduce the effective conversion price of the Predecessor Series A Preferred Stock from $3.14 per share of Predecessor common stock to $2.78 per share of Predecessor common stock; and (b) and added 100% warrant coverage, such that, for each share of Predecessor common stock issued at conversion, the holder will also receive a Predecessor warrant to purchase one share of Predecessor common stock. These Predecessor warrants are exercisable at an initial exercise price of $3.20 per share of Predecessor common stock (subject to reduction upon completion of a Public Transaction, if the deemed offering price is less than the current exercise price) and expire in five years (the “Predecessor Series A Warrants”) or upon an earlier change of control that doesn’t meet the definition of a Public Transaction. The Predecessor determined that (a) the Predecessor Series A Warrants qualified to be equity-classified upon issuance, without subsequent remeasurement and (b) the contingently issuable nature of the Predecessor Series A Warrants doesn’t alter the Predecessor’s conclusion that the embedded conversion options were clearly and closely related to the preferred stock host and, therefore, the embedded conversion options need not be bifurcated. The Predecessor also determined that the reduction of the Predecessor Series A Preferred Stock conversion price, combined with adding 100% warrant coverage at conversion, represented a significant change of the Predecessor Series A Preferred Stock terms requiring the application of extinguishment accounting. Accordingly, it was necessary to record the $331,200 incremental fair value of the amended Predecessor Series A Preferred Stock and the new Predecessor Series A Warrants (as compared to the carrying value of the Series A Preferred Stock) as a deemed dividend for the purpose of calculating loss per share.

Second Amendment of Predecessor Series A Preferred Stock Designation

On August 31, 2022, the Predecessor filed with the Florida Department of State a second amendment to the Predecessor Series A Preferred Stock Designation within the Predecessor’s Certificate of Incorporation, which reduced the conversion price of the Predecessor Series A Preferred Stock from $2.78 per share of Predecessor common stock and Predecessor Series A Warrant to $1.19 per share of Predecessor common stock and Predecessor Series A Warrant. In addition, the Predecessor reduced the exercise price of the Predecessor Series A Warrants issuable at conversion from $3.20 per share to $1.37 per share.

The Predecessor determined that the reduction of the Predecessor Series A Preferred Stock conversion price, combined with the revised terms associated with the Predecessor Series A Warrants (collectively the “Second Amendment Securities”) issuable at conversion, represented a significant change requiring the application of extinguishment accounting. Accordingly, it was necessary to record the $9,684,637 incremental fair value of the amended Predecessor Series A Preferred Stock and the amended Predecessor Series A Warrants (as compared to the carrying value of the Series A Preferred Stock and the pre-Second Amendment fair value of the Predecessor Series A Warrants) as a deemed dividend for the purpose of calculating loss per share.

Extinguishments of Predecessor Series A Preferred Stock

The Company determined that the reduction of the Series A Preferred Stock conversion price, combined with the contingent issuance of the Series A Warrants or the change in the (collectively the “Amended Securities”), represented a significant change requiring the application of extinguishment accounting. Accordingly, it was necessary to record the $331,200 incremental value of the Amended Securities (as compared to the value of the original Series A Preferred Stock) as a deemed dividend for the purpose of calculating loss per share.

Automatic Conversion of Predecessor Series A Preferred Stock

On December 12, 2022, in connection with the Business Combination, all outstanding 2,427,832 shares of Predecessor Series A Preferred Stock automatically converted into 6,406,210 shares of Predecessor common stock and five-year Predecessor Series A Warrants to purchase 6,406,210 shares of Predecessor common stock, which were then exchanged for 1,271,904 shares of Successor common stock and five-year warrants to purchase 1,271,904 shares of Successor common stock at an exercise price of $6.90 per share. The conversion of equity classified preferred stock that converts pursuant to the original terms of the preferred stock, results in the derecognition of the carrying value of the preferred stock and the allocation of that amount to common stock (par value) and additional paid-in-capital, without the recognition of a gain or loss.

Successor Preferred Stock

Successor Series A Preferred Stock Financing

In connection with the Business Combination, the Successor sold 8,635 shares of Series A Preferred Stock and five-year warrants to purchase 863,500 shares of Successor common stock at an exercise price of $11.50 per share (the “PIPE Warrants”), to certain purchasers at a price of $1,000 per share for net proceeds of $8,635,000 (the “PIPE” financing).

The Successor Series A Preferred Stock is convertible, at the option of the holder, at any time into a number of shares of Successor common stock equal to the face value divided by the conversion price then in effect (initially $10.00). In addition, for five years following the issuance of the Successor Series A Preferred Stock, the conversion price is automatically adjusted to the greater of (a) $2.00; and (b) the lowest price of any subsequent offerings of securities at a price less than the conversion price.

The conversion price also resets at both 90 days and 150 days following the effectiveness of the registration of the Successor Series A Preferred Stock (each a “Commencement Date”) to the greater of (a) $2.00; and (b) 85% of the lowest of the ten consecutive daily volume-weighted average prices commencing on, and including, each Commencement Date. As of the filing date, the Successor Series A Preferred Stock has not been registered and no conversion price reset has occurred.

The Successor Series A Preferred stockholders have no voting rights and dividends will only be paid on an as-converted basis when, and if paid to Successor common stockholders. In the event of any liquidation, dissolution or winding up of the Successor, each Successor Series A Preferred stockholder shall be entitled to be paid out of the assets of the Company legally available for distribution, the stated value of their holdings, plus any accrued and unpaid dividends. The balance of any proceeds shall be distributed to Successor Series A Preferred stockholders on an as-converted basis pari passu with Successor common stockholders.

The Successor Series A Preferred Stock is not redeemable at the election of the holder and, therefore, it is classified as permanent equity. However, subject to the holder’s right to elect to convert, the Company has the right to redeem the Successor Series A Preferred Stock anytime at 120% of the face value. The Successor determined that the embedded conversion options were clearly and closely related to the preferred stock host and, therefore, the embedded conversion options need not be bifurcated. However, if the conversion price is reset in connection with a subsequent issuance of securities, the Company will need to assess the accounting for the price reset. Due to the Successor’s adoption of ASU 2020-06 on January 1, 2021, it wasn’t necessary to assess the embedded conversion options for a beneficial conversion feature.

Successor Preferred Series B Issuance

In connection with the Business Combination, the Successor issued 5,062 shares of Series B Preferred Stock to certain vendors that provided services to the Company at a price of $1,000 per share in exchange for the satisfaction of $5,062,000 of Company liabilities.

The Successor Series B Preferred Stock is convertible, at the option of the holder, at any time into a number of shares of Successor common stock equal to the face value divided by the conversion price then in effect (initially $10.00). In addition, for five years following the issuance of the Successor Series B Preferred Stock, the conversion price is automatically adjusted to the greater of (a) $7.00; and (b) the lowest price of any subsequent offerings of securities at a price less than the conversion price.

The conversion price also resets at 150 days following the effectiveness of the registration of the Successor Series B Preferred Stock (each a “Commencement Date”) to the greater of (a) $7.00; and (b) the lowest of the five consecutive daily volume-weighted average prices commencing on, and including, the Commencement Date. As of the filing date, the Successor Series B Preferred Stock has not been registered and no conversion price reset has occurred.

The Successor Series B Preferred stockholders have no voting rights and dividends will only be paid on an as-converted basis when, and if paid to Successor common stockholders. In the event of any liquidation, dissolution or winding up of the Successor each Successor Series B Preferred stockholder shall be entitled to be paid out of the assets of the Company legally available for distribution, the stated value of their holdings, plus any accrued and unpaid dividends. The balance of any proceeds shall be distributed to Successor Series B Preferred stockholders on an as-converted basis pari passu with Successor common stockholders.

The Successor Series B Preferred Stock is not redeemable and, therefore, it is classified as permanent equity. The Successor determined that the embedded conversion options were clearly and closely related to the preferred stock host and, therefore, the embedded conversion options need not be bifurcated. However, if the conversion price is reset in connection with a subsequent issuance of securities, the Successor will need to assess the accounting for the price reset. Due to the Successor’s adoption of ASU 2020-06 on January 1, 2021, it wasn’t necessary to assess the embedded conversion options for a beneficial conversion feature.

Stock-Based Compensation

For the period December 13, 2022 through December 31, 2022, the Successor recorded stock-based compensation expense of $56,333 (of which, $7,808 was included in research and development and $48,525 was included in general and administrative expense) related to options issued to employees and consultants. For the period ended December 12, 2022, the Predecessor recorded stock-based compensation expense of $3,524,802 (of which, $673,160 was included in research and development and $2,851,642 was included in general and administrative expense) related to options issued to employees and consultants. As of December 31, 2022, there was $2,957,047 of unrecognized stock-based compensation expense, which the Company expects to recognize over a weighted average period of 1.6 years.

For the year ended December 31, 2021, the Company recorded stock-based compensation expense of $4,245,463 (of which, $944,525 was included in research and development and $3,300,938 was included in general and administrative expense) related to options issued to employees and consultants.

Stock Options

On December 12, 2022, the Company closed on the Business Combination (see Note 4 – Business Combination) whereby the 10,039,348 outstanding Predecessor options were exchanged for 1,993,235 outstanding Successor options. The number of Successor options issued to Predecessor option holders was determined by dividing the number of shares of Predecessor common stock issuable by an exchange ratio of 5.037. The exercise price of each of the Predecessor options was also multiplied by the exchange ratio.

In applying the Black-Scholes option pricing model to Predecessor stock options granted, the Company used the following assumptions:

	Successor	Predecessor
	For the period	For the period	For the year
	December 13 through	January 1 through	ended
	December 31, 2022	December 12, 2022	December 31, 2021
Fair value of common stock on date of grant	n/a	$2.27 - $3.00	$3.25
Risk free interest rate	n/a	1.68% - 3.01%	0.66% - 1.26%
Expected term (years)	n/a	3.53 - 6.00	5.00 - 6.00
Expected volatility	n/a	111% - 119%	118% - 125%
Expected dividends	n/a	0.00%	0.00%

During the period ended December 12, 2022, the fair value of the Predecessor’s common stock was determined using a market approach based on the status of the business combination agreement arm’s length discussions with the acquirer at each valuation date and which agreement was ultimately entered into on July 20, 2022 with a Company valuation of $85 million. The options granted during the period ended December 12, 2022 had a contractual term between seven and ten years and a requisite service period of zero to three years.

During the year ended December 31, 2021, the fair value of the Predecessor’s common stock was determined by management with the assistance of a third-party valuation specialist using an income approach. The options granted during the year ended December 31, 2021 had a contractual term of ten years and a requisite service period of zero to three years.

A summary of the option activity for the period December 13, 2022 through December 31, 2022 for the Successor and the period ended December 12, 2022 for the Predecessor is presented below:

Successor	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Life In Years	Aggregate Intrinsic Value

Outstanding, December 13, 2022	1,993,235	$10.81
Granted	-	-
Exercised	-	-
Forfeited	-	-
Outstanding, December 31, 2022	1,993,235	$10.81	5.8	$-

Exercisable, December 31, 2022	1,639,566	$9.63	5.3	$-

Predecessor	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Life In Years	Aggregate Intrinsic Value

Outstanding, January 1, 2022	8,755,179	$2.00
Granted	1,284,169	3.17
Exercised	-	-
Forfeited	-	-
Outstanding, December 12, 2022	10,039,348	$2.15	5.9	$3,271,992

Exercisable, December 12, 2022	8,258,023	$1.91	5.3	$3,271,992

The following table presents information related to stock options as of December 31, 2022:

Successor
Options Outstanding		Options Exercisable
	Outstanding	Weighted Average	Exercisable
Exercise	Number of	Remaining Life	Number of
Price	Options	In Years	Options
$5.03	662,887	3.1	662,887
$11.33	12,186	9.5	12,186
$11.58	728,430	6.3	723,576
$16.36	589,732	8.3	240,917
	1,993,235	5.3	1,639,566

Stock Warrants

A summary of the warrant activity for the period December 13, 2022 through December 31, 2022 for the Successor and the period ending December 12, 2022 for the Predecessor is presented below:

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Life	Intrinsic
Successor	Warrants	Price	In Years	Value

Outstanding, December 13, 2022	8,628,706	$10.75
Issued	-	-
Outstanding, December 31, 2022	8,628,706	$10.75	4.8	$-

Exercisable, December 31, 2022	8,558,904	$10.79	4.8	$-

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Life	Intrinsic
Predecessor	Warrants	Price	In Years	Value

Outstanding, January 1, 2022	2,154,352	$1.98
Issued	6,406,210	1.37
Exercised	-	-
Outstanding, December 12, 2022	8,560,562	$1.52	1.8	$59,681

Exercisable, December 12, 2022	8,560,562	$1.55	3.9	$34,203

The following table presents information related to stock warrants as of December 31, 2022 for the Successor:

Successor
Warrants Outstanding		Warrants Exercisable
Exercise	Outstanding	Weighted Average	Exercisable Number of
Price	Number of	Remaining Life	Warrants
$5.03	104,704	2.0	34,901
$6.90	1,271,904	4.9	1,271,904
$11.50	6,929,073	4.9	6,929,073
$11.58	323,026	1.0	323,026
	8,628,706	4.8	8,558,904

The Successor stock warrants at December 31, 2022, consist of the following:

(a)	Exercisable warrants to purchase 6,065,573 shares of Successor common stock that were originally issued by Larkspur to participants in Larkspur’s pre-Business Combination initial public offering and private placement (the “Larkspur Warrants”). Pursuant to their terms, the Larkspur Warrants (i) have an exercise price of $11.50 per share of Successor common stock; (ii) had their expiration date extended to December 12, 2027 as a result of the closing of the Business Combination; and (iii) are redeemable by the Company upon a minimum of 30 days prior written notice of redemption, at a price of $0.01 per Larkspur warrant, if and only if, the closing price of the Successor common stock equals or exceeds $18.00 per share for any 20 trading days with a 30 trading day period that ends on the third trading date prior to the date on which the Company sends the notice of redemption to warrant holders.

(b)	Exercisable warrants to purchase 863,500 shares of Successor common stock that were issued by participants in Larkspur’s PIPE financing that closed simultaneous to and was conditioned upon the closing of the Business Combination (see Note 11 – Stockholders’ Permanent and Temporary Equity – Successor Series A Preferred Stock Financing). Pursuant to their terms, the PIPE Warrants (i) have an exercise price of $11.50 per share of Successor common stock; and (ii) have an expiration date of December 12, 2027.

(c)	Warrants to purchase 1,699,633 shares of Successor common stock (the “Replacement Warrants”) replaced the outstanding Predecessor warrants to purchase 8,560,561 shares of Predecessor common stock on December 12, 2022, when the Company closed on the Business Combination (see Note 4 – Business Combination). The number of shares issuable pursuant to Successor warrants was determined by dividing the shares issuable pursuant to each Predecessor warrant by the exchange ratio of 5.037. The exercise price of the Successor warrants was determined by multiplying each Predecessor warrant’s exercise price by the exchange ratio of 5.037.

The Replacement Warrants include (a) exercisable warrants to purchase 1,271,904 shares of Successor common stock with an exercise price of $6.90 per share and with an expiration date of December 12, 2027, which replace the warrants that were issued by the Predecessor to its Series A Preferred Stock holders upon the automatic conversion of their Predecessor Series A Preferred Stock into Predecessor common stock and Predecessor Series A Warrants upon the closing of the Business Combination (see Note 11 – Stockholders’ Permanent and Temporary Equity – Automatic Conversion of Predecessor Series A Preferred Stock); (b) warrants to purchase 104,704 shares of Successor common stock with an exercise price of $5.03 per share which replace the warrants that were issued by the Predecessor to a strategic partner (see Note 10 – Commitments and Contingencies – License Agreements – L&F Research LLC), of which warrants to purchase 34,901 shares are exercisable until they expire on or about January 6, 2025, while the remainder vest upon the achievement of certain milestones and expire five years following the achievement of those milestones; and (c) exercisable warrants to purchase 323,026 shares of Successor common stock with an exercise price of $11.58 per share and with various expiration dates through April 17, 2024 which replace the warrants that were issued by the Predecessor to certain purchasers of convertible notes, certain brokers and a strategic partner in conjunction with entering into a license agreement (see Note 10 – Commitments and Contingencies – License Agreements – InflamaCORE).